Vanguard® U.S. Liquidity Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.0%)
	Ecolab Inc.	1,908	430
	Dow Inc.	3,945	248
	Air Products and Chemicals Inc.	892	240
	Balchem Corp.	1,100	155
	Southern Copper Corp.	2,145	134
*	RBC Bearings Inc.	504	117
	Linde plc	351	110
	Timken Co.	1,335	98
	Avient Corp.	1,845	96
	UFP Industries Inc.	1,187	89
*	AdvanSix Inc.	2,176	80
	Reliance Steel & Aluminum Co.	526	79
	Tredegar Corp.	5,722	76
	Valvoline Inc.	2,403	73
*	Kraton Corp.	1,476	62
	Hawkins Inc.	1,175	45
	Ecovyst Inc.	2,994	39
	Scotts Miracle-Gro Co.	242	38
	Stepan Co.	314	37
	Huntsman Corp.	1,308	35
*	Orion Engineered Carbons SA	1,744	31
*	Energy Fuels Inc.	5,535	30
	Glatfelter Corp.	1,908	30
	Haynes International Inc.	746	29
*	Koppers Holdings Inc.	883	29
	Minerals Technologies Inc.	371	29
	Mueller Industries Inc.	654	29
	Ashland Global Holdings Inc.	287	26
*	GCP Applied Technologies Inc.	1,077	26
	Chemours Co.	727	24
*	Clearwater Paper Corp.	690	22
*	Ur-Energy Inc.	15,588	20
	Avery Dennison Corp.	80	18
*	NN Inc.	3,046	17
	Verso Corp. Class A	749	14
	Neenah Inc.	210	11
	Olympic Steel Inc.	342	9
			2,675
Consumer Discretionary (7.6%)
*	Liberty Media Corp.- Liberty SiriusXM Class C	3,155	156
	AMERCO	212	140
	Ross Stores Inc.	1,180	140

		Shares	Market Value ($000)
*	Golden Entertainment Inc.	2,830	135
*	O'Reilly Automotive Inc.	190	113
	Pool Corp.	212	105
*	Vera Bradley Inc.	8,103	93
	Choice Hotels International Inc.	697	83
	Churchill Downs Inc.	391	82
	Movado Group Inc.	2,212	80
	Haverty Furniture Cos. Inc.	2,214	79
	Kimball International Inc. Class B	6,125	76
	Carriage Services Inc. Class A	1,605	74
*	Houghton Mifflin Harcourt Co.	5,446	73
	Fox Corp. Class B	2,074	72
	Johnson Outdoors Inc. Class A	612	70
*	Thryv Holdings Inc.	2,195	68
*	American Public Education Inc.	2,552	67
*	frontdoor Inc.	1,540	67
	Rollins Inc.	1,641	64
	ViacomCBS Inc. Class A	1,377	63
*	Liberty Media Corp.-Liberty Formula One Class C	1,223	62
*	Lands' End Inc.	1,759	60
	Genuine Parts Co.	465	57
	Travel + Leisure Co.	1,024	56
	Acushnet Holdings Corp.	1,095	55
	News Corp. Class A	2,466	55
*	PlayAGS Inc.	6,745	55
*	Century Casinos Inc.	4,016	54
	Penske Automotive Group Inc.	577	52
	Franchise Group Inc.	1,456	51
*	Noodles & Co. Class A	3,998	50
	Winmark Corp.	237	50
	Carrols Restaurant Group Inc.	11,681	48
	EW Scripps Co. Class A	2,597	48
	Service Corp. International	740	46
*	Boston Omaha Corp. Class A	1,145	41
	Tilly's Inc. Class A	2,593	40
	Cato Corp. Class A	2,280	39
*	Entercom Communications Corp. Class A	11,066	39
	Gentex Corp.	1,221	38
*	Accel Entertainment Inc. Class A	3,265	38
*	Chuy's Holdings Inc.	1,141	37
*	MarineMax Inc.	756	37
*	Monarch Casino & Resort Inc.	582	37
*	Bally's Corp.	708	36
*	PROG Holdings Inc.	762	36
	Autoliv Inc.	372	33
*	Mesa Air Group Inc.	4,027	32
	Ethan Allen Interiors Inc.	1,287	31
*	Lindblad Expeditions Holdings Inc.	2,135	31
	Leggett & Platt Inc.	618	30
*	Duluth Holdings Inc. Class B	1,832	29
*	Arlo Technologies Inc.	4,582	28
	Qurate Retail Inc. Series A	2,498	28
	Wyndham Hotels & Resorts Inc.	388	28
*	Floor & Decor Holdings Inc. Class A	208	26
*	National Vision Holdings Inc.	439	26
	Scholastic Corp.	768	26
*	Aptiv plc	173	26
*	Liberty TripAdvisor Holdings Inc. Class A	6,765	25

		Shares	Market Value ($000)
*	Motorcar Parts of America Inc.	1,275	25
*	Stoneridge Inc.	1,063	25
*	Clear Channel Outdoor Holdings Inc.	9,306	24
	National CineMedia Inc.	9,560	24
*	Fox Factory Holding Corp.	143	22
	Inter Parfums Inc.	303	22
*	Helen of Troy Ltd.	93	22
*	Meritage Homes Corp.	186	21
*	LiveXLive Media Inc.	5,734	20
*	Marriott Vacations Worldwide Corp.	131	20
*	OneSpaWorld Holdings Ltd.	1,824	19
*	El Pollo Loco Holdings Inc.	1,004	18
*	Lovesac Co.	315	18
*	Chico's FAS Inc.	3,287	17
*	Universal Electronics Inc.	338	17
	Del Taco Restaurants Inc.	1,769	16
*	Viad Corp.	316	14
	HNI Corp.	356	13
	Estee Lauder Cos. Inc. Class A	36	12
	Lennar Corp. Class B	134	12
*	SiteOne Landscape Supply Inc.	62	12
*	Lazydays Holdings Inc.	471	12
*	Clean Energy Fuels Corp.	1,405	11
*	Green Brick Partners Inc.	435	11
*	Regis Corp.	1,992	11
*	Liberty Media Corp.- Liberty Braves Class C	381	10
*	Marcus Corp.	612	10
	Rocky Brands Inc.	197	10
*	VOXX International Corp. Class A	973	10
*	Perdoceo Education Corp.	898	10
*	Spotify Technology SA	43	10
*	Cooper-Standard Holdings Inc.	403	9
	OneWater Marine Inc. Class A	220	9
			4,032
Consumer Staples (4.0%)
	Sysco Corp.	4,590	366
	Flowers Foods Inc.	9,610	232
	Colgate-Palmolive Co.	2,328	181
*	Darling Ingredients Inc.	2,294	171
	Philip Morris International Inc.	1,549	160
	General Mills Inc.	2,670	154
*	Pilgrim's Pride Corp.	3,426	95
	Kimberly-Clark Corp.	643	89
	Seaboard Corp.	20	85
	Keurig Dr Pepper Inc.	2,193	78
	Weis Markets Inc.	1,325	75
	Brown-Forman Corp. Class A	1,113	74
	Lancaster Colony Corp.	378	67
	Casey's General Stores Inc.	284	58
	ACCO Brands Corp.	4,838	45
	Brown-Forman Corp. Class B	596	42
	Andersons Inc.	1,031	31
	Ingredion Inc.	338	30
*	Performance Food Group Co.	542	27
	Constellation Brands Inc. Class A	109	23
*	Post Holdings Inc.	201	23
	SpartanNash Co.	885	19

		Shares	Market Value ($000)
	Universal Corp.	295	15
			2,140
Energy (1.8%)
*	CONSOL Energy Inc.	4,416	101
	New Fortress Energy Inc. Class A	3,092	91
*	Liberty Oilfield Services Inc. Class A	6,171	63
*	Frank's International NV	21,000	60
*	Select Energy Services Inc. Class A	10,737	57
	Equitrans Midstream Corp.	5,946	52
	Berry Corp.	7,669	46
*	Oil States International Inc.	7,322	43
	Bonanza Creek Energy Inc.	1,004	39
	SunCoke Energy Inc.	5,664	39
*	Talos Energy Inc.	2,881	36
*	RPC Inc.	9,228	35
	Solaris Oilfield Infrastructure Inc. Class A	4,144	31
	Archrock Inc.	3,610	28
*	Centrus Energy Corp. Class A	921	27
*	Newpark Resources Inc.	10,296	27
*	Contango Oil & Gas Co.	7,229	26
	Texas Pacific Land Corp.	16	22
*	Bristow Group Inc.	539	17
	Phillips 66	214	15
*	KLX Energy Services Holdings Inc.	2,307	15
*	Comstock Resources Inc.	1,791	11
*	Matrix Service Co.	958	11
*	FTS International Inc. Class A	516	11
*	Tidewater Inc.	877	10
*	National Energy Services Reunited Corp.	756	8
			921
Financials (24.3%)
	Marsh & McLennan Cos. Inc.	3,804	598
	Moody's Corp.	1,453	553
	T Rowe Price Group Inc.	2,154	482
	Blackstone Inc.	3,577	450
	Truist Financial Corp.	5,435	310
	Chubb Ltd.	1,652	304
	Progressive Corp.	2,759	266
	Intercontinental Exchange Inc.	2,188	262
	Travelers Cos. Inc.	1,562	249
	Bank of New York Mellon Corp.	4,312	238
	United Bankshares Inc.	5,378	195
	U.S. Bancorp	3,368	193
	BlackRock Inc.	196	185
	PNC Financial Services Group Inc.	860	164
	Prosperity Bancshares Inc.	2,345	164
	First Citizens BancShares Inc. Class A	179	161
	MSCI Inc. Class A	251	159
	Aon plc Class A	547	157
	Primerica Inc.	989	151
	Axis Capital Holdings Ltd.	2,942	151
	CME Group Inc.	744	150
	MetLife Inc.	2,153	133
	RLI Corp.	1,182	129
	Community Bank System Inc.	1,696	126
	Brown & Brown Inc.	2,150	125
	S&P Global Inc.	282	125

		Shares	Market Value ($000)
	American International Group Inc.	2,223	121
	East West Bancorp Inc.	1,647	121
	Stifel Financial Corp.	1,702	118
	Pinnacle Financial Partners Inc.	1,184	115
	Selective Insurance Group Inc.	1,297	108
	Morningstar Inc.	400	107
	Glacier Bancorp Inc.	1,958	104
	Heritage Financial Corp.	4,012	102
	Popular Inc.	1,265	96
	First Financial Bankshares Inc.	1,991	95
	Universal Insurance Holdings Inc.	6,664	95
*	Customers Bancorp Inc.	2,214	92
	South State Corp.	1,347	92
	Commerce Bancshares Inc.	1,293	91
	Hanmi Financial Corp.	4,715	91
	Berkshire Hills Bancorp Inc.	3,500	90
	ConnectOne Bancorp Inc.	3,153	90
	Trustmark Corp.	2,775	88
	Premier Financial Corp.	2,847	87
	Hanover Insurance Group Inc.	595	84
	TrustCo Bank Corp. NY	2,549	82
	Valley National Bancorp	6,143	80
	Lazard Ltd. Class A	1,680	80
	Tompkins Financial Corp.	997	79
	Old Republic International Corp.	2,931	76
*	Enstar Group Ltd.	323	75
	HCI Group Inc.	648	72
	Live Oak Bancshares Inc.	1,130	69
	Allstate Corp.	505	68
	B Riley Financial Inc.	1,029	67
	TFS Financial Corp.	3,337	67
	Janus Henderson Group plc	1,538	67
	Univest Financial Corp.	2,347	64
*	Nicolet Bankshares Inc.	824	63
	Origin Bancorp Inc.	1,532	63
	Globe Life Inc.	643	62
*	Markel Corp.	49	62
*	Triumph Bancorp Inc.	759	62
	Provident Financial Services Inc.	2,757	61
*	Arch Capital Group Ltd.	1,493	61
	Washington Trust Bancorp Inc.	1,133	60
	First Financial Bancorp	2,517	59
	Northfield Bancorp Inc.	3,466	59
	Synovus Financial Corp.	1,373	59
	Essent Group Ltd.	1,250	59
	Western Alliance Bancorp	576	56
*	StoneX Group Inc.	800	56
	First American Financial Corp.	782	55
	Hope Bancorp Inc.	3,976	55
	SLM Corp.	2,955	55
	BOK Financial Corp.	616	54
	QCR Holdings Inc.	1,047	54
*	Assetmark Financial Holdings Inc.	1,983	53
	First Foundation Inc.	2,194	53
	Jefferies Financial Group Inc.	1,387	51
	Central Pacific Financial Corp.	1,965	50
	ServisFirst Bancshares Inc.	678	50
	Erie Indemnity Co. Class A	275	49

		Shares	Market Value ($000)
	SEI Investments Co.	771	48
*	Columbia Financial Inc.	2,615	47
	1st Source Corp.	1,009	47
*	Bancorp Inc.	1,876	46
	First Commonwealth Financial Corp.	3,396	46
	Lakeland Financial Corp.	693	46
	Cohen & Steers Inc.	510	45
	Cullen/Frost Bankers Inc.	392	45
	First Bancorp Inc. (XNMS)	1,112	45
	Heritage Commerce Corp.	3,998	45
	Loews Corp.	785	44
	White Mountains Insurance Group Ltd.	39	44
	Federal Agricultural Mortgage Corp. Class C	425	42
	Greenhill & Co. Inc.	2,833	42
	Stock Yards Bancorp Inc.	821	42
	Nelnet Inc. Class A	505	41
	Brightsphere Investment Group Inc.	1,508	41
	Equitable Holdings Inc.	1,317	41
	MGIC Investment Corp.	2,522	39
	HomeStreet Inc.	921	38
	LPL Financial Holdings Inc.	260	38
	Park National Corp.	327	38
	Towne Bank	1,210	37
	United Fire Group Inc.	1,418	37
	Allegiance Bancshares Inc.	976	36
	Banner Corp.	621	36
	FB Financial Corp.	873	36
	First BanCorp.	869	36
	TriCo Bancshares	922	36
	American Financial Group Inc.	253	35
	Interactive Brokers Group Inc. Class A	538	35
	First Merchants Corp.	824	34
	NBT Bancorp Inc.	940	34
	Preferred Bank	537	34
	ProAssurance Corp.	1,340	34
*	TriState Capital Holdings Inc.	1,688	34
	Atlantic Union Bankshares Corp.	887	33
	Curo Group Holdings Corp.	2,029	33
	Southside Bancshares Inc.	863	33
	Dime Community Bancshares Inc.	1,012	33
*	SiriusPoint Ltd.	3,340	33
	PJT Partners Inc. Class A	405	32
	City Holding Co.	372	29
*	EZCorp. Inc. Class A	4,150	29
	Safety Insurance Group Inc.	359	29
	Unum Group	1,074	29
	Kemper Corp.	405	28
*	Alleghany Corp.	40	27
	First Busey Corp.	1,136	27
	Northwest Bancshares Inc.	2,089	27
	Carlyle Group Inc.	542	27
	OceanFirst Financial Corp.	1,201	26
	Sandy Spring Bancorp Inc.	589	26
	Bank of NT Butterfield & Son Ltd.	766	26
*	Focus Financial Partners Inc. Class A	491	25
	S&T Bancorp Inc.	839	25
	Banc of California Inc.	1,226	22
	Kinsale Capital Group Inc.	121	22

		Shares	Market Value ($000)
	National Bank Holdings Corp. Class A	587	22
*	Enova International Inc.	639	21
*	Silvergate Capital Corp. Class A	190	21
	Kearny Financial Corp.	1,568	20
	Hamilton Lane Inc. Class A	225	19
	Enterprise Financial Services Corp.	392	18
	Radian Group Inc.	766	18
	Bank OZK	409	17
	Heartland Financial USA Inc.	329	15
	Independent Bank Corp. (XNGS)	201	15
	Reinsurance Group of America Inc.	128	15
	International Bancshares Corp.	327	14
	OFG Bancorp	583	14
	Assured Guaranty Ltd.	275	14
*	Credit Acceptance Corp.	22	13
	WisdomTree Investments Inc.	2,100	13
	Sculptor Capital Management Inc. Class A	442	13
	FNB Corp.	945	11
	Lakeland Bancorp Inc.	631	11
	New York Community Bancorp Inc.	913	11
	BancFirst Corp.	183	10
			12,924
Health Care (19.7%)
*	Edwards Lifesciences Corp.	4,994	585
	Agilent Technologies Inc.	2,458	431
*	IDEXX Laboratories Inc.	639	431
	Zoetis Inc.	2,099	429
	HCA Healthcare Inc.	1,650	417
	Stryker Corp.	1,476	409
*	IQVIA Holdings Inc.	1,486	386
*	Centene Corp.	3,534	223
	Baxter International Inc.	1,944	148
*	Neogen Corp.	2,980	131
	Bio-Techne Corp.	243	121
*	Veeva Systems Inc. Class A	365	121
	National HealthCare Corp.	1,603	118
	Bruker Corp.	1,265	112
*	Avita Medical Inc.	5,373	109
*	AngioDynamics Inc.	3,698	105
*	Integra LifeSciences Holdings Corp.	1,373	103
*	Acadia Healthcare Co. Inc.	1,537	102
*	Charles River Laboratories International Inc.	221	98
*	Catalent Inc.	738	96
*	Avid Bioservices Inc.	3,871	94
*	BeyondSpring Inc.	2,961	93
*	Crinetics Pharmaceuticals Inc.	3,859	91
*	Syneos Health Inc.	941	87
*	Morphic Holding Inc.	1,333	84
	Chemed Corp.	168	80
*	Joint Corp.	774	79
*	Globus Medical Inc. Class A	952	78
*	Prothena Corp. plc	1,165	78
*	Option Care Health Inc.	2,757	74
*	Amicus Therapeutics Inc.	6,400	73
*	Exelixis Inc.	3,816	73
*	ModivCare Inc.	369	73
*	CorVel Corp.	431	71
*	Boston Scientific Corp.	1,560	70

		Shares	Market Value ($000)
*	Computer Programs and Systems Inc.	1,965	70
*	Adaptive Biotechnologies Corp.	1,860	68
*	RadNet Inc.	2,177	68
*	Akouos Inc.	5,719	68
*	BioLife Solutions Inc.	1,121	65
*	Surgalign Holdings Inc.	42,066	64
*	Poseida Therapeutics Inc.	7,198	62
*	HealthStream Inc.	2,012	61
*	Ultragenyx Pharmaceutical Inc.	629	61
*	NGM Biopharmaceuticals Inc.	2,801	61
*	Multiplan Corp.	9,971	60
*	Alnylam Pharmaceuticals Inc.	287	58
*	Viemed Healthcare Inc.	9,060	58
*	Chinook Therapeutics Inc.	4,261	58
*	ORIC Pharmaceuticals Inc.	2,555	56
*	CytoSorbents Corp.	5,688	54
*	UroGen Pharma Ltd.	3,085	54
*	Heska Corp.	201	53
*	MEI Pharma Inc.	18,623	52
*	Rocket Pharmaceuticals Inc.	1,526	52
	Atrion Corp.	73	51
*	Surmodics Inc.	844	51
*	Novocure Ltd.	381	51
*	Affimed NV	7,278	51
*	GlycoMimetics Inc.	22,713	50
*	Applied Therapeutics Inc.	3,201	50
	LeMaitre Vascular Inc.	870	49
*	Quotient Ltd.	16,027	49
*	Voyager Therapeutics Inc.	14,739	48
*	Relmada Therapeutics Inc.	2,021	48
*	Cogent Biosciences Inc.	5,839	48
*	Acceleron Pharma Inc.	352	47
*	SI-BONE Inc.	1,935	47
*	TransMedics Group Inc.	1,440	47
*	Denali Therapeutics Inc.	855	46
*	LHC Group Inc.	247	46
*	Vaxcyte Inc.	1,752	46
*	Cortexyme Inc.	464	45
*	Hookipa Pharma Inc.	6,479	45
*	Evelo Biosciences Inc.	3,872	44
*	Rapt Therapeutics Inc.	1,332	44
*	Surgery Partners Inc.	867	43
*	Alphatec Holdings Inc.	2,905	42
*	Blueprint Medicines Corp.	445	42
*	NeoGenomics Inc.	861	42
*	Stoke Therapeutics Inc.	1,595	42
*	MiMedx Group Inc.	2,810	42
*	Pliant Therapeutics Inc.	2,287	42
*	Annexon Inc.	2,502	41
*	OrthoPediatrics Corp.	564	40
*	Phathom Pharmaceuticals Inc.	1,119	40
*	Invacare Corp.	4,645	39
*	Allovir Inc.	2,023	39
*	Quanterix Corp.	740	38
*	Avidity Biosciences Inc.	1,677	38
	Anthem Inc.	98	37
*	Cue Biopharma Inc.	3,004	36
*	Geron Corp. (XNGS)	25,120	36

		Shares	Market Value ($000)
*	Omnicell Inc.	233	36
*	Hanger Inc.	1,464	35
*	Natera Inc.	287	34
*	SeaSpine Holdings Corp.	2,047	34
*	SpringWorks Therapeutics Inc.	446	34
*	Avrobio Inc.	4,908	33
*	Bridgebio Pharma Inc.	666	33
*	Eiger BioPharmaceuticals Inc.	4,015	33
*	MannKind Corp.	6,682	32
	Phibro Animal Health Corp. Class A	1,278	31
*	iCAD Inc.	2,598	31
*	Ideaya Biosciences Inc.	1,279	30
*	Athersys Inc.	17,495	29
*	Fortress Biotech Inc.	8,817	29
	Hill-Rom Holdings Inc.	199	29
*	Rubius Therapeutics Inc.	1,344	29
*	iTeos Therapeutics Inc.	1,034	29
*	Antares Pharma Inc.	7,030	28
*	Cutera Inc.	567	28
*	Spero Therapeutics Inc.	1,474	28
*	Sage Therapeutics Inc.	587	27
*	Akero Therapeutics Inc.	1,130	27
*	Applied Molecular Transport Inc.	892	27
	Encompass Health Corp.	328	26
*	Inhibrx Inc.	897	26
*	Vertex Pharmaceuticals Inc.	126	25
*	Y-mAbs Therapeutics Inc.	810	25
*	Nkarta Inc.	786	25
*	Sientra Inc.	3,975	24
*	Syros Pharmaceuticals Inc.	4,438	24
*	Gossamer Bio Inc.	2,314	23
*	Lineage Cell Therapeutics Inc.	9,238	23
*	Paratek Pharmaceuticals Inc.	4,118	23
*	Amedisys Inc.	117	22
*	Satsuma Pharmaceuticals Inc.	4,438	22
*	SOC Telemed Inc. Class A	8,183	22
*	Generation Bio Co.	836	21
*	Arcus Biosciences Inc.	697	20
*	Adamas Pharmaceuticals Inc.	3,984	19
*	Outlook Therapeutics Inc.	6,942	19
*	Forte Biosciences Inc.	640	19
*	Keros Therapeutics Inc.	578	19
*	Accelerate Diagnostics Inc.	2,860	18
*	Arena Pharmaceuticals Inc.	341	18
*	BioDelivery Sciences International Inc.	4,544	18
*	Rigel Pharmaceuticals Inc.	4,831	18
*	ALX Oncology Holdings Inc.	251	18
*	Arcutis Biotherapeutics Inc.	828	18
*	ACADIA Pharmaceuticals Inc.	974	17
*	Minerva Neurosciences Inc.	9,483	17
*	Ocular Therapeutix Inc.	1,564	17
*	Replimune Group Inc.	529	17
*	Aspira Women's Health Inc.	4,439	17
*	UNITY Biotechnology Inc.	5,058	16
*	IntriCon Corp.	684	15
*	Ionis Pharmaceuticals Inc.	382	15
*,1	PDL BioPharma Inc.	6,046	15
	PerkinElmer Inc.	80	15

		Shares	Market Value ($000)
*	ZIOPHARM Oncology Inc.	8,920	15
*	Harpoon Therapeutics Inc.	1,578	15
*	Amphastar Pharmaceuticals Inc.	686	14
*	ViewRay Inc.	2,229	14
*	Theravance Biopharma Inc.	1,723	14
*	Immunic Inc.	1,390	14
*	Inspire Medical Systems Inc.	59	13
*	Lannett Co. Inc.	3,775	13
*	Ampio Pharmaceuticals Inc.	7,372	12
*	DexCom Inc.	23	12
*	Jounce Therapeutics Inc.	1,916	12
*	Meridian Bioscience Inc.	604	12
*	Precigen Inc.	2,023	12
*	CorMedix Inc.	1,674	11
*	Homology Medicines Inc.	1,588	11
*	Iovance Biotherapeutics Inc.	457	11
*	Biohaven Pharmaceutical Holding Co. Ltd.	84	11
	Royalty Pharma plc Class A	281	11
*	Durect Corp.	7,372	10
	Ensign Group Inc.	120	10
*	ICU Medical Inc.	52	10
*	Puma Biotechnology Inc.	1,311	10
	Perrigo Co. plc	242	10
*	Repro-Med Systems Inc.	2,932	10
*	DarioHealth Corp.	765	10
*	Axogen Inc.	511	9
*	ANI Pharmaceuticals Inc.	306	9
			10,475
Industrials (22.5%)
	Illinois Tool Works Inc.	2,698	628
	Eaton Corp. plc	2,587	436
	Capital One Financial Corp.	2,580	428
	Emerson Electric Co.	3,866	408
	General Dynamics Corp.	2,015	404
	Trane Technologies plc	1,427	283
	Automatic Data Processing Inc.	1,100	230
	Accenture plc Class A	613	206
	Deere & Co.	504	191
	Exponent Inc.	1,492	174
	Donaldson Co. Inc.	2,461	167
	Johnson Controls International plc	2,065	154
	Sonoco Products Co.	2,185	143
	nVent Electric plc	3,841	132
	MSA Safety Inc.	791	129
	Helios Technologies Inc.	1,567	128
*	Paylocity Holding Corp.	465	125
*	ASGN Inc.	1,110	125
*	Cross Country Healthcare Inc.	5,521	120
	HEICO Corp. Class A	1,011	115
	Norfolk Southern Corp.	419	106
*	Cornerstone Building Brands Inc.	6,196	103
	Lincoln Electric Holdings Inc.	734	102
	CSX Corp.	3,115	101
	Tetra Tech Inc.	702	101
	Nordson Corp.	413	99
*	Donnelley Financial Solutions Inc.	2,937	98
	Kronos Worldwide Inc.	7,406	98
*	MYR Group Inc.	929	97

		Shares	Market Value ($000)
	L3Harris Technologies Inc.	412	96
	Littelfuse Inc.	335	96
	Resources Connection Inc.	6,049	96
	BWX Technologies Inc.	1,649	95
	Chase Corp.	820	94
*	Trimble Inc.	989	93
	TTEC Holdings Inc.	869	92
*	Herc Holdings Inc.	696	91
	PPG Industries Inc.	563	90
	Graco Inc.	1,127	88
	AGCO Corp.	642	88
	Crane Co.	859	87
	John Bean Technologies Corp.	599	87
	Apogee Enterprises Inc.	1,969	85
	Maximus Inc.	973	85
	ArcBest Corp.	1,252	84
	Regal Beloit Corp.	558	83
*	AECOM	1,224	80
*	Covenant Logistics Group Inc. Class A	3,304	80
	Ennis Inc.	4,030	78
	Northrop Grumman Corp.	213	78
*	Textainer Group Holdings Ltd.	2,294	76
	Curtiss-Wright Corp.	607	74
*	Teledyne Technologies Inc.	160	74
	Genco Shipping & Trading Ltd.	3,746	73
	EMCOR Group Inc.	573	70
*	Daseke Inc.	7,336	69
	Rexnord Corp.	1,142	69
*	Gates Industrial Corp. plc	3,945	65
	CSW Industrials Inc.	484	64
	EnerSys	751	64
	Cognex Corp.	708	63
*	Blue Bird Corp.	2,815	61
	REV Group Inc.	3,693	60
	Toro Co.	544	60
*	IES Holdings Inc.	1,210	59
	ITT Inc.	616	59
	Simpson Manufacturing Co. Inc.	521	59
*	DXP Enterprises Inc.	1,922	58
*	Napco Security Technologies Inc.	1,494	58
	Valmont Industries Inc.	232	58
	MKS Instruments Inc.	384	57
	RPM International Inc.	673	55
*	ACI Worldwide Inc.	1,636	53
*	BlueLinx Holdings Inc.	916	53
	Myers Industries Inc.	2,305	53
	Douglas Dynamics Inc.	1,303	52
*	Sterling Construction Co. Inc.	2,270	52
	Air Lease Corp. Class A	1,249	50
*	Construction Partners Inc. Class A	1,506	50
*	AerCap Holdings NV	923	50
*	PAE Inc.	7,528	50
	Hyster-Yale Materials Handling Inc.	844	49
	Genpact Ltd.	947	49
*	Teekay Corp.	16,301	49
*	International Money Express Inc.	2,698	49
	Griffon Corp.	1,977	48
*	Vivint Smart Home Inc.	3,852	47

		Shares	Market Value ($000)
	Xylem Inc.	341	46
*	Axon Enterprise Inc.	245	45
*	CBIZ Inc.	1,309	45
*	CIRCOR International Inc.	1,247	45
*	Great Lakes Dredge & Dock Corp.	2,978	45
	Encore Wire Corp.	510	43
	Textron Inc.	593	43
*	Thermon Group Holdings Inc.	2,592	43
	Columbus McKinnon Corp.	888	41
	Franklin Electric Co. Inc.	477	41
	Kelly Services Inc. Class A	2,128	41
*	Modine Manufacturing Co.	3,300	41
*	U.S. Xpress Enterprises Inc. Class A	4,694	41
	Pentair plc	503	39
	Barrett Business Services Inc.	493	38
*	Sensata Technologies Holding plc	634	38
	International Seaways Inc.	2,182	38
*	Mercury Systems Inc.	728	37
*	Tutor Perini Corp.	2,593	37
*	Ducommun Inc.	688	36
	Hubbell Inc. Class B	175	36
*	Vectrus Inc.	707	36
	Wabash National Corp.	2,315	36
*	Acacia Research Corp.	5,805	35
*	FARO Technologies Inc.	510	35
	Enerpac Tool Group Corp. Class A	1,409	35
	EnPro Industries Inc.	399	34
	ManpowerGroup Inc.	273	33
	Quanex Building Products Corp.	1,398	33
*	Advantage Solutions Inc.	3,741	33
*	RR Donnelley & Sons Co.	6,418	32
	Kadant Inc.	155	32
	Astec Industries Inc.	507	31
*	Gibraltar Industries Inc.	411	31
*	Manitowoc Co. Inc.	1,277	31
	Marten Transport Ltd.	1,974	31
	National Presto Industries Inc.	376	31
*	TriMas Corp.	958	31
*	Willdan Group Inc.	826	31
	AAON Inc.	455	31
*	Astronics Corp.	2,253	30
	Kforce Inc.	515	30
	Landstar System Inc.	179	30
*	ShotSpotter Inc.	751	30
	Carlisle Cos. Inc.	139	29
	Primoris Services Corp.	1,118	29
	Tennant Co.	365	27
	Watsco Inc.	96	27
	Eagle Materials Inc.	168	26
*	Echo Global Logistics Inc.	798	26
*	ExlService Holdings Inc.	208	26
*	Franklin Covey Co.	600	26
	Woodward Inc.	213	26
*	BrightView Holdings Inc.	1,648	25
	ESCO Technologies Inc.	268	24
	Global Payments Inc.	146	24
	Sealed Air Corp.	373	23
*	Energy Recovery Inc.	1,054	22

		Shares	Market Value ($000)
	McGrath RentCorp.	315	22
*	Veritiv Corp.	251	22
*	Forrester Research Inc.	438	21
	DuPont de Nemours Inc.	275	20
*	Air Transport Services Group Inc.	677	19
	Acuity Brands Inc.	96	18
	Heidrick & Struggles International Inc.	409	18
*	I3 Verticals Inc. Class A	618	18
*	Ranpak Holdings Corp. Class A	534	16
	Luxfer Holdings plc	736	16
	Advanced Drainage Systems Inc.	122	14
	Flowserve Corp.	363	14
*	GreenSky Inc. Class A	1,754	14
	Mueller Water Products Inc. Class A	873	14
	Sherwin-Williams Co.	45	14
	Standex International Corp.	143	14
	Park Aerospace Corp.	897	13
	Powell Industries Inc.	523	13
	Armstrong World Industries Inc.	117	12
*	TopBuild Corp.	57	12
*	Huron Consulting Group Inc.	220	11
*	GreenBox POS	1,137	11
	AptarGroup Inc.	75	10
*	Proto Labs Inc.	121	9
*	BM Technologies Inc. (XASE)	367	4
			11,966
Real Estate (1.2%)
*	CoStar Group Inc.	2,060	175
	RE/MAX Holdings Inc. Class A	2,768	93
	Newmark Group Inc. Class A	6,612	90
*	Cushman & Wakefield plc	4,727	86
	St. Joe Co.	1,732	80
*	CBRE Group Inc. Class A	472	45
	RMR Group Inc. Class A	910	42
*	Marcus & Millichap Inc.	624	24
*	Fathom Holdings Inc.	449	13
			648
Technology (10.1%)
	Amphenol Corp. Class A	7,407	568
*	Synopsys Inc.	1,294	430
	Roper Technologies Inc.	804	389
*	Cadence Design Systems Inc.	1,936	316
	TE Connectivity Ltd.	942	142
	Analog Devices Inc.	851	139
*	Dun & Bradstreet Holdings Inc.	6,625	121
	National Instruments Corp.	2,814	118
*	Novanta Inc.	750	115
	Pegasystems Inc.	792	109
*	Manhattan Associates Inc.	663	108
*	Silicon Laboratories Inc.	682	107
	Cognizant Technology Solutions Corp. Class A	1,391	106
	Dolby Laboratories Inc. Class A	971	96
*	Agilysys Inc.	1,577	90
*	EPAM Systems Inc.	139	88
	Monolithic Power Systems Inc.	173	86
*	Clarivate plc	3,105	78
*	Globant SA	243	78

		Shares	Market Value ($000)
	American Software Inc. Class A	2,779	71
	SYNNEX Corp.	544	69
*	Cohu Inc.	1,910	68
*	A10 Networks Inc.	4,542	63
*	Ceridian HCM Holding Inc.	524	59
*	Tucows Inc. Class A	795	59
*	Avid Technology Inc.	2,244	58
*	Axcelis Technologies Inc.	1,136	56
*	LiveRamp Holdings Inc.	1,129	55
*	Rimini Street Inc.	5,777	55
	Amkor Technology Inc.	1,973	54
*	Black Knight Inc.	699	53
*	Grid Dynamics Holdings Inc.	1,931	52
*	Arrow Electronics Inc.	417	51
	PC Connection Inc.	1,047	51
	Power Integrations Inc.	474	51
	Advanced Energy Industries Inc.	540	49
*	CEVA Inc.	1,006	49
*	CACI International Inc. Class A	187	48
*	MaxLinear Inc.	908	47
*	Digimarc Corp.	1,542	45
*	NCR Corp.	1,041	44
	CTS Corp.	1,216	43
*	Quantum Corp.	6,961	43
	Sapiens International Corp. NV	1,472	42
*	VirnetX Holding Corp.	8,880	40
	Jabil Inc.	623	38
	Science Applications International Corp.	434	37
*	Envestnet Inc.	433	35
*	PDF Solutions Inc.	1,567	35
*	Qualys Inc.	292	34
	KLA Corp.	96	33
*	Veeco Instruments Inc.	1,430	33
	Hackett Group Inc.	1,615	32
*	Mitek Systems Inc.	1,431	32
*	OneSpan Inc.	1,662	32
	Brooks Automation Inc.	333	28
	Intuit Inc.	50	28
*	Photronics Inc.	1,798	27
*	comScore Inc.	6,758	26
	Entegris Inc.	215	26
	Simulations Plus Inc.	585	26
*	Alarm.com Holdings Inc.	299	25
*	eGain Corp.	2,080	25
	Methode Electronics Inc.	482	22
*	nLight Inc.	698	19
*	ePlus Inc.	169	18
*	IPG Photonics Corp.	108	18
*	FormFactor Inc.	445	17
*	ScanSource Inc.	390	14
*	Aspen Technology Inc.	90	12
*	Smith Micro Software Inc.	2,429	12
*	LivePerson Inc.	160	10
	CMC Materials Inc.	74	10
	CDK Global Inc.	211	9
*	TrueCar Inc.	1,830	8
			5,380

		Shares	Market Value ($000)
Telecommunications (2.1%)
*	Liberty Broadband Corp. Class A	967	180
*	WideOpenWest Inc.	3,888	82
*	Iridium Communications Inc.	1,719	77
*	Liberty Broadband Corp. Class C	395	76
	ATN International Inc.	1,643	75
	Loral Space & Communications Inc.	1,783	75
*	Consolidated Communications Holdings Inc.	7,903	73
*	Harmonic Inc.	6,088	56
	Cable One Inc.	26	55
*	Ooma Inc.	2,583	49
*	Liberty Latin America Ltd. Class A	3,174	45
*	Clearfield Inc.	963	44
*	Digi International Inc.	1,993	44
	ADTRAN Inc.	2,093	43
	Ubiquiti Inc.	109	35
*	CalAmp Corp.	2,805	32
*	Casa Systems Inc.	4,141	29
*	Ribbon Communications Inc.	3,542	23
*	U.S. Cellular Corp.	669	21
	Shenandoah Telecommunications Co.	403	12
			1,126
Utilities (1.4%)
	Waste Management Inc.	3,653	567
*	Stericycle Inc.	1,042	72
*	Clean Harbors Inc.	573	59
*	Harsco Corp.	529	10
			708
Total Common Stocks (Cost $38,123)			52,995
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund 0.068% (Cost $135)	1,348	135
Total Investments (99.9%) (Cost $38,258)			53,130
Other Assets and Liabilities—Net (0.1%)			41
Net Assets (100%)			53,171
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2021	6	136	9

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,980	—	15	52,995
Temporary Cash Investments	135	—	—	135
Total	53,115	—	15	53,130
Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.